Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Mar. 31, 2019
Accounting Policies [Abstract]
Schedule of Useful Lives of Plant and Equipment

Plant and equipment are stated at cost less accumulated depreciation and impairment. Depreciation of plant and equipment are calculated on the straight-line method over their estimated useful lives as follows:

Classification	Estimated useful lives
Computer	2.5 years
Office equipment	10 years
Furniture & fittings	10 years
Office renovations	Over lease term
Signage	10 years

Plant and equipment are stated at cost less accumulated depreciation and impairment. Depreciation of plant and equipment are calculated on the straight-line method over their estimated useful lives as follows:

Classification	Estimated useful lives
Computer	2.5 years
Office equipment	10 years
Furniture & fittings	10 years
Office renovations	Over lease term
Signage	10 years

Schedule of Foreign Currency Translation Exchange Rate

Translation of amounts from RM into US$1 and HK$1 into US$1 have been made at the following exchange rates for the respective periods:

	As of and for the	As of and for the
	period ended	year ended
	December 31, 2019	March 31, 2019
Period-end RM : US$1 exchange rate	4.09250	4.08500
Period-average RM : US$1 exchange rate	4.16140	4.16140
Period-end US$ : HK$1 exchange rate	0.12813	0.12740
Period-average US$ : HK$1 exchange rate	0.12769	0.12752
Period-end US$ : AU$1 exchange rate	0.68874	0.70787
Period-average US$ : AU$1 exchange rate	0.61874	0.72939

Translation of amounts from RM into US$1 and HK$1 into US$1 has been made at the following exchange rates for the respective periods:

	As of and for the	As of and for the
	year ended	year ended
	March 31, 2019	March 31, 2018
Period-end RM : US$1 exchange rate	4.08500	3.86300
Period-average RM : US$1 exchange rate	4.16140	4.14450
Period-end US$ : HK$1 exchange rate	0.12740	0.12754
Period-average US$ : HK$1 exchange rate	0.12752	0.12800
Period-end US$ : AU$1 exchange rate	0.70787	0.77581
Period-average US$ : AU$1 exchange rate	0.72939	0.78034